ACQUISITION OF NISHIWAKI FAB IN JAPAN	12 Months Ended
Dec. 31, 2011
ACQUISITION OF NISHIWAKI FAB IN JAPAN [Abstract]
ACQUISITION OF NISHIWAKI FAB IN JAPAN
NOTE 3          -      ACQUISITION OF NISHIWAKI FAB IN JAPAN

On June 3, 2011 the Company acquired the fabrication facility in Nishiwaki City, Hyogo, Japan owned by a wholly owned Japanese subsidiary of Micron Technology Inc. ("Micron"). The acquisition was effected through a new wholly owned Japanese subsidiary of the Company, which acquired the shares of and subsequently merged with Micron's Japanese subsidiary that held the assets of the fabrication facility and related business, the merged entity is named TowerJazz Japan Ltd. ("TJP").

The fair value of the consideration the Company paid was $62,630, of which $40,000 was paid in cash and $22,630 was paid through the issuance to Micron of 19.7 million ordinary shares of Tower. The costs incurred in connection with the acquisition were $1,493 and are included in operating expenses.

The purchase price has been allocated on the basis of the estimated fair value of the assets purchased and the liabilities assumed. The estimated fair value of the assets, net amounted to $82,097. As the purchase price was less than the fair value of net assets, the Company recognized a gross gain on the acquisition of $19,467.

Net profit for the year ended December 31, 2011 includes approximately $10,078 net positive effect from the acquisition, comprised of (i) approximately $19,467 gross gain from the acquisition, and (ii) approximately $9,389 of related tax provisions and other expenses directly associated with this acquisition.

The Company believes that the gain realized from the acquisition derived from (i) declining forecast and weakening demand for products currently manufactured by TJP, (ii) the fact that an acquisition of a fab as a whole is less costly than acquiring each fab component separately, (iii) limited opportunities to sell a fab while maintaining the employment level, and (iv) the natural disasters in Japan which occurred in March 2011.

The allocation of fair value to the assets acquired and liabilities assumed is as follows:

As of June 3, 2011
Current assets	$25,783
Property, plant, and equipment, including real estate	145,559
Intangible assets	11,156
Other assets	2,900
Total assets as of acquisition date	185,398

Current liabilities	28,317
Long-term liabilities (mainly employees related termination benefits)	74,984
Total liabilities as of acquisition date	103,301
Net assets as of acquisition date	$82,097

The fair values set forth above are based on a valuation of TJP assets and liabilities performed by third party professional valuation experts hired by the Company to appraise the fair value of the assets in accordance with ASC 805-"Business Combinations".

In addition, as part of said acquisition, TJP entered into a supply agreement with Micron. In accordance with this agreement, TJP will manufacture products for Micron at the Nishiwaki facility for at least three years with process technologies licensed from Micron under a technology licensing agreement signed between the companies at the closing of the acquisition.  Under the supply agreement Micron is committed to purchase certain minimum volumes until the end of the second quarter of 2014. The companies also agreed to provide each other with transition services required for the duration of the transition period of approximately two to three years.

In order to ensure continued supply of wafers to Micron, Tower and Micron also executed a credit support agreement pursuant to which Tower and TJP, are subject to certain covenants and other protections until June 3, 2013.

Tower's ordinary shares issued to Micron are subject to lock-up arrangement with releases of 25% of the shares every six months ending on June 3, 2013.

The following unaudited pro forma financial information presents the Company's combined revenues and net loss as if TJP had been acquired as of the beginning of 2010.  The pro forma financial information includes the accounting effects of the business combination, including adjustments to the amortization of intangible assets, depreciation of property, plant and equipment.  The unaudited pro forma financial information below is not necessarily indicative of either future results of operations or results that might have been achieved had TJP been acquired as of the beginning of 2010.

	Year ended December 31,
	2011	2010
	(Pro Forma)
Revenues	$745,740	$860,501
Net loss	$(16,153)	$(26,659)